Investment Strategy - Eaton Vance Focused Opportunities Funds	Feb. 28, 2026
Eaton Vance Focused Growth Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities (the “80% Policy”). Growth securities are common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the  U.S. economy and the U.S. stock market as a whole. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  The Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Growth Index. The Fund generally expects to hold approximately 25 to 40 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
Investment decisions are made primarily on the basis of fundamental research. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors. The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers will consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value. The portfolio managers seek to manage investment risk through rigorous fundamental analysis of risk/return characteristics in securities selection. The portfolio managers also use various risk tools to help manage and monitor the portfolio’s risk profile as well as an individual stock’s valuation, volatility and other risk characteristics. Such risk tools include quantitative tools to assist in portfolio construction, monitoring, and maintaining issuer and industry diversification among the Fund’s holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities (the “80% Policy”). Growth securities are common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Growth Index. The Fund generally expects to hold approximately 25 to 40 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
Eaton Vance Focused Value Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in value securities (the “80% Policy”). Value securities are common stocks of companies that are inexpensive or undervalued relative to the intrinsic value of the company. The Fund invests  primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. The Fund generally expects to hold approximately 25 to 45 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in  U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.
Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value. The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options. The portfolio managers seek to manage investment risk by utilizing fundamental analysis of risk/return characteristics in securities selection and also by using quantitative tools to assist in portfolio construction, monitoring, and maintaining issuer and industry diversification among the Fund’s holdings.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in value securities (the “80% Policy”). Value securities are common stocks of companies that are inexpensive or undervalued relative to the intrinsic value of the company. The Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. The Fund generally expects to hold approximately 25 to 45 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.